Share-Based Compensation Expenses (Details) - Schedule of fair value of options and ordinary shares estimated at the dates of option grants	9 Months Ended
Sep. 30, 2022 shares
Options grant on January 3, 2017 [Member]
Share-Based Compensation Expenses (Details) - Schedule of fair value of options and ordinary shares estimated at the dates of option grants [Line Items]
Options granted	75,173,492
Exercise price	RMB0.50
Fair value of option	RMB1.26
Fair value of ordinary shares	RMB1.72
Second options grant on January 3, 2017 [Member]
Share-Based Compensation Expenses (Details) - Schedule of fair value of options and ordinary shares estimated at the dates of option grants [Line Items]
Options granted	112,760,238
Exercise price	RMB0.50
Fair value of option	RMB1.27
Fair value of ordinary shares	RMB1.72
Options grant on December 31, 2019 [Member]
Share-Based Compensation Expenses (Details) - Schedule of fair value of options and ordinary shares estimated at the dates of option grants [Line Items]
Options granted	83,772,346
Exercise price	RMB1.00
Fair value of option	RMB0.71
Fair value of ordinary shares	RMB1.40
Second options grant on December 31, 2019 [Member]
Share-Based Compensation Expenses (Details) - Schedule of fair value of options and ordinary shares estimated at the dates of option grants [Line Items]
Options granted	35,902,434
Exercise price	RMB1.00
Fair value of option	RMB0.75
Fair value of ordinary shares	RMB1.40